JPMorgan Liquid Assets Money Market Fund Annual Fund Operating Expenses - Reserve Shares [Member] - JPMorgan Liquid Assets Money Market Fund - Reserve	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.30%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.69%